Credit Facilities and Mortgage Notes Payable (Unsecured Credit Facility Narrative) (Details) (USD $) In Millions, unless otherwise specified	5 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	2 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jul. 31, 2014	Sep. 30, 2014	Feb. 28, 2014	Sep. 30, 2014	Dec. 14, 2014	Oct. 01, 2014
Debt Instrument [Line Items]
Line of credit facility weighted average interest rate outstanding percentage		2.53%
Interest rate		9.00%
Term Loan [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 150	$ 225		$ 150		150
Unsecured credit facility term	5 years	5 years
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	410	350		410		410
Unsecured credit facility term	4 years	4 years
Letter of Credit [Member]
Debt Instrument [Line Items]
Additional letter of credit outstanding	3.0	3.0		3.0		3.0
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility agreement date		May 01, 2013		May 01, 2013
Credit facility maximum borrowing capacity	560	575		560		560	650
Line of credit facility accordion feature		100
Increase the amount of line of credit facility		675
Maximum the credit facility may be increased up until	600			600		600	850
Line of credit facility weighted average interest rate outstanding percentage	2.26%			2.26%		2.26%
Repayment of term loan			75
Subsequent Event [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amount of unsecured revolving credit facility expanded					50
Subsequent Event [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Additional letter of credit outstanding								2.5
Subsequent Event [Member] | Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity					400
Unsecured revolving credit facility					$ 50
Minimum [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		2.10%
Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		1.10%
Minimum [Member] | Unsecured Credit Facility [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Leverage ratio	2.10%			2.10%		2.10%
Minimum [Member] | Unsecured Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio	1.10%			1.10%		1.10%
Maximum [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		2.85%
Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio		1.85%
Maximum [Member] | Unsecured Credit Facility [Member] | Libor Rate [Member]
Debt Instrument [Line Items]
Leverage ratio	2.85%			2.85%		2.85%
Maximum [Member] | Unsecured Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Leverage ratio	1.85%			1.85%		1.85%
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes due						2022
Interest rate	5.875%			5.875%		5.875%